Award Timing Disclosure	12 Months Ended
Apr. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee provides long-term equity awards to the executive officers in the form of restricted stock to align the interests of the executives with the interests of our stockholders, reward executives for stock appreciation over a multi-year period and for executive retention.
The Company believes that the disclosure of material non-public information should not be manipulated for the purpose of enriching compensation awards. We do not time the release of public information to affect the value of equity-based awards, and we do not time the grant of equity-based awards to take advantage of the disclosure of information. The Company did not grant stock options or stock appreciation rights in fiscal 2025.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company believes that the disclosure of material non-public information should not be manipulated for the purpose of enriching compensation awards. We do not time the release of public information to affect the value of equity-based awards, and we do not time the grant of equity-based awards to take advantage of the disclosure of information.
MNPI Disclosure Timed for Compensation Value	false